Shareholder Report, Average Annual Return (Details) LMA2700_ClearBridge Tactical Dividend Income Fund_Class I_TSR Annual {Class I}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		5.30%	14.13%	9.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.81%	16.74%	14.08%
Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		7.46%	15.45%	10.40%
Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Composite Benchmark†
Average Annual Return, Percent	[1]	8.75%	16.49%	8.79%

[1]
†	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.